Earnings Per Share - Anti-dilutive Potential Shares of Common Stock Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential shares of common stock excluded from computation of earnings per share	920	2,065	5,505
3.00% convertible subordinated notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate (percent)	3.00%	3.00%	3.00%
4.75% convertible subordinated notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate (percent)	4.75%	4.75%	4.75%
Shares related to the potential conversion of convertible subordinated notes | 3.00% convertible subordinated notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential shares of common stock excluded from computation of earnings per share	0	0	861
Shares related to the potential conversion of convertible subordinated notes | 4.75% convertible subordinated notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential shares of common stock excluded from computation of earnings per share	893	1,977	2,824
Common stock related to employee equity awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential shares of common stock excluded from computation of earnings per share	27	88	1,820